Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expense By Nature [Abstract]
Changes in inventories	€ 5,776	€ 14,542	€ 6,850
Purchases of raw materials	105,643	122,728	158,172
Purchases of finished products	15,161	16,477	19,419
Services costs	68,613	91,526	107,074
Employee benefits expenses	107,592	129,051	134,622
Depreciation and amortization, net of government grants	22,924	23,487	10,003
Other	13,404	13,396	22,451
Total cost of sales, selling and administrative expenses	€ 339,113	€ 411,207	€ 458,591